UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                       Oppenheimer Small Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.1%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--9.4%
AFC Enterprises,
Inc. 1                                                  548,600     $12,343,500
--------------------------------------------------------------------------------
Dave & Buster's,
Inc. 1                                                  600,000      11,166,000
--------------------------------------------------------------------------------
Gaylord
Entertainment Co.,
Cl. A 1                                                 150,000       4,701,000
--------------------------------------------------------------------------------
Intrawest Corp.                                         200,000       3,056,000
--------------------------------------------------------------------------------
Pinnacle
Entertainment, Inc. 1                                   550,000       6,281,000
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                      360,000      10,771,200
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                          600,000      10,824,000
--------------------------------------------------------------------------------
Sunterra Corp. 1                                        850,000      11,135,000
                                                                    ------------
                                                                     70,277,700

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
WCI Communities,
Inc. 1                                                  200,000       4,862,000
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
J. Jill Group, Inc. 1                                   100,000       2,118,000
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.5%
Hasbro, Inc.                                            225,000       4,250,250
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1                                     186,700       6,767,875
                                                                    ------------
                                                                     11,018,125

--------------------------------------------------------------------------------
MEDIA--3.6%
AMC
Entertainment, Inc. 1                                   283,200       4,517,040
--------------------------------------------------------------------------------
Carmike Cinemas,
Inc. 1                                                  200,000       7,548,000
--------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                         1,956,400      14,633,872
                                                                    ------------
                                                                     26,698,912

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Dollar Tree
Stores, Inc. 1                                          275,000       7,411,250

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
Boise Cascade Corp.                                     175,000     $ 5,902,750
--------------------------------------------------------------------------------
Sports Authority,
Inc. (The) 1                                            175,000       6,709,500
                                                                    ------------
                                                                     12,612,250

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.3%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Pantry, Inc. (The) 1                                    400,000       7,980,000
--------------------------------------------------------------------------------
Performance
Food Group Co.1                                         250,000       8,782,500
                                                                    ------------
                                                                     16,762,500

--------------------------------------------------------------------------------
ENERGY--5.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Key Energy
Services, Inc. 1                                        300,000       3,198,000
--------------------------------------------------------------------------------
Maverick Tube
Corp. 1                                                 200,000       4,526,000
--------------------------------------------------------------------------------
Pride
International, Inc. 1                                   650,000      10,965,500
                                                                    ------------
                                                                     18,689,500

--------------------------------------------------------------------------------
OIL & GAS--2.7%
Energy Partners Ltd. 1                                  650,000       9,100,000
--------------------------------------------------------------------------------
Frontier Oil Corp.                                      400,000       7,112,000
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                      350,000       4,207,000
                                                                    ------------
                                                                     20,419,000

--------------------------------------------------------------------------------
FINANCIALS--23.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
National Financial
Partners Corp.                                          207,000       6,468,750
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.6%
BankAtlantic
Bancorp, Inc.                                           485,000       7,590,250
--------------------------------------------------------------------------------
Cullen/Frost
Bankers, Inc.                                           260,000      11,258,000
--------------------------------------------------------------------------------
Dime Community
Bancshares, Inc.                                        337,500       5,771,250
--------------------------------------------------------------------------------
Independence
Community
Bank Corp.                                              177,622       6,470,769


                     11 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Sterling Financial
Corp.                                                   250,000     $ 8,252,500
--------------------------------------------------------------------------------
UMB Financial Corp.                                     175,000       8,786,750
--------------------------------------------------------------------------------
Webster Financial
Corp.                                                   190,400       8,282,400
                                                                    ------------
                                                                     56,411,919

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
Affiliated Managers
Group, Inc. 1                                            97,500       4,748,250
--------------------------------------------------------------------------------
Apollo Investment
Corp. 1                                                 700,000       9,625,000
--------------------------------------------------------------------------------
Gabelli Asset
Management, Inc.                                        163,000       6,552,600
--------------------------------------------------------------------------------
NewAlliance
Bancshares, Inc. 1                                      700,000       9,555,000
--------------------------------------------------------------------------------
Technology
Investment
Capital Corp.                                           260,000       3,679,000
                                                                    ------------
                                                                     34,159,850

--------------------------------------------------------------------------------
INSURANCE--6.1%
Platinum
Underwriters
Holdings Ltd.                                           768,200      24,567,036
--------------------------------------------------------------------------------
Protective Life Corp.                                   312,700      11,244,692
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                              90,000       5,568,300
--------------------------------------------------------------------------------
UnumProvident
Corp.                                                   250,000       3,887,500
                                                                    ------------
                                                                     45,267,528

--------------------------------------------------------------------------------
REAL ESTATE--1.9%
Affordable
Residential
Communities, Inc.                                       250,000       4,250,000
--------------------------------------------------------------------------------
Newcastle
Investment Corp.                                        375,000      10,020,000
                                                                    ------------
                                                                     14,270,000

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.2%
Bank Mutual Corp.                                       700,000       7,392,000
--------------------------------------------------------------------------------
Franklin Bank Corp. 1                                   550,000       9,300,500
                                                                    ------------
                                                                     16,692,500

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--5.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
MedImmune, Inc. 1                                       300,000     $ 7,272,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Bio-Rad Laboratories,
Inc., Cl. A 1                                           130,000       7,618,000
--------------------------------------------------------------------------------
PolyMedica Corp.                                        350,000       9,744,000
                                                                    ------------
                                                                     17,362,000

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Capital Senior
Living Corp. 1                                          800,000       4,728,000
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                         180,000       6,436,800
--------------------------------------------------------------------------------
Province
Healthcare Co.1                                         520,000       8,314,800
                                                                    ------------
                                                                     19,479,600

--------------------------------------------------------------------------------
INDUSTRIALS--20.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
DRS Technologies,
Inc. 1                                                  450,000      12,712,500
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1                                                 950,000      12,236,000
                                                                    ------------
                                                                     24,948,500

--------------------------------------------------------------------------------
AIRLINES--0.6%
AMR Corp. 1                                             400,000       4,540,000
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Jacuzzi Brands, Inc. 1                                  600,000       5,244,000
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Kroll, Inc. 1                                           300,000       8,892,000
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.3%
Perini Corp. 1                                          500,000       7,050,000
--------------------------------------------------------------------------------
URS Corp. 1                                             670,000      17,306,100
                                                                    ------------
                                                                     24,356,100

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
AMETEK, Inc.                                            350,000       9,275,000
--------------------------------------------------------------------------------
MACHINERY--5.1%
Actuant Corp., Cl. A 1                                   86,000       2,939,480
--------------------------------------------------------------------------------
AGCO Corp. 1                                            200,000       3,850,000
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                            260,000       7,930,000


                     12 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Chicago Bridge
& Iron Co. NV                                           260,000     $ 7,475,000
--------------------------------------------------------------------------------
Harsco Corp.                                            165,000       7,182,450
--------------------------------------------------------------------------------
Kennametal, Inc.                                        200,000       8,632,000
                                                                    ------------
                                                                     38,008,930

--------------------------------------------------------------------------------
ROAD & RAIL--3.5%
Laidlaw
International, Inc. 1                                   700,000       9,702,000
--------------------------------------------------------------------------------
Old Dominion
Freight Line, Inc. 1                                    240,000       8,947,200
--------------------------------------------------------------------------------
Pacer
International, Inc. 1                                   400,000       7,520,000
                                                                    ------------
                                                                     26,169,200

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Hughes Supply, Inc.                                     150,000       8,383,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
3Com Corp. 1                                            800,000       4,928,000
--------------------------------------------------------------------------------
ADC
Telecommunications,
Inc. 1                                                2,250,000       5,625,000
--------------------------------------------------------------------------------
Avocent Corp. 1                                         125,000       4,011,250
--------------------------------------------------------------------------------
Powerwave
Technologies, Inc. 1                                    500,000       3,385,000
--------------------------------------------------------------------------------
REMEC, Inc. 1                                           650,000       4,088,500
                                                                    ------------
                                                                     22,037,750

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Advanced Digital
Information Corp. 1                                     300,000       3,168,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Lipman Electronic
Engineering Ltd. 1                                      160,000       7,120,000
--------------------------------------------------------------------------------
IT SERVICES--1.3%
CSG Systems
International, Inc. 1                                   400,000       6,716,000
--------------------------------------------------------------------------------
Unisys Corp. 1                                          249,300       3,248,379
                                                                    ------------
                                                                      9,964,379

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Zoran Corp. 1                                           250,000     $ 4,132,500
--------------------------------------------------------------------------------
SOFTWARE--4.2%
Activision, Inc. 1                                      600,000       9,036,000
--------------------------------------------------------------------------------
ScanSoft, Inc. 1                                        750,000       3,645,000
--------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc. 1                                        525,000      15,167,250
--------------------------------------------------------------------------------
Verity, Inc. 1                                          300,000       3,720,000
                                                                    ------------
                                                                     31,568,250

--------------------------------------------------------------------------------
MATERIALS--6.2%
--------------------------------------------------------------------------------
CHEMICALS--3.3%
Airgas, Inc.                                            400,000       8,860,000
--------------------------------------------------------------------------------
FMC Corp. 1                                             200,000       8,578,000
--------------------------------------------------------------------------------
Millennium
Chemicals, Inc.                                         450,000       7,366,500
                                                                    ------------
                                                                     24,804,500

--------------------------------------------------------------------------------
METALS & MINING--2.0%
GrafTech
International Ltd. 1                                    600,000       5,322,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 1                                  400,000       9,628,000
                                                                    ------------
                                                                     14,950,000

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.9%
Bowater, Inc.                                           160,000       6,712,000
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IDT Corp., Cl. B 1                                      550,000      10,241,000
--------------------------------------------------------------------------------
UTILITIES--5.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
AES Corp. (The) 1                                       800,000       6,936,000
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                1,000,000       8,310,000
                                                                    ------------
                                                                     15,246,000

--------------------------------------------------------------------------------
GAS UTILITIES--1.5%
Southern Union Co.                                      550,000      10,813,000


                     13 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
Equitable
Resources, Inc.                                         160,000    $  7,518,400
--------------------------------------------------------------------------------
Vectren Corp.                                           175,000       4,226,250
                                                                   -------------
                                                                     11,744,650
                                                                   -------------

Total Common Stocks
(Cost $641,987,748)                                                 730,572,643
                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
--------------------------------------------------------------------------------
Undivided interest of 5.12% in joint repurchase
agreement (Principal Amount/Market Value
$554,815,000, with a maturity value of
$554,860,310) with PaineWebber, Inc.,
0.98%, dated 4/30/04, to be repurchased
at $28,384,318 on 5/3/04, collateralized
by Federal National Mortgage Assn.,
5.50%--6.50%, 7/1/32--11/1/33, with
a value of $566,733,053
(Cost $28,382,000)                                $ 28,382,000       28,382,000

                                                                   MARKET VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $670,369,748)                                      101.8%   $ 758,954,643
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (1.8)     (13,608,226)
                                                  ------------------------------

NET ASSETS                                               100.0%   $ 745,346,417
                                                  ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2004
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $670,369,748)--see accompanying statement of investments     $ 758,954,643
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           2,128,877
Investments sold                                                                             1,086,255
Interest and dividends                                                                         189,980
Other                                                                                           62,622
                                                                                         --------------
Total assets                                                                               762,422,377

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                 833,719
-------------------------------------------------------------------------------------------------------
Payables and other
liabilities:
Investments purchased                                                                       14,486,429
Shares of beneficial interest redeemed                                                       1,288,395
Transfer and shareholder servicing agent fees                                                  162,072
Distribution and service plan fees                                                             155,805
Shareholder communications                                                                      93,741
Trustees' compensation                                                                          38,475
Other                                                                                           17,324
                                                                                         --------------
Total liabilities                                                                           17,075,960

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 745,346,417
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $     274,941
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 586,776,226
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (3,207,649)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              72,918,004
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  88,584,895
                                                                                         --------------
NET ASSETS                                                                               $ 745,346,417
                                                                                         ==============


                     15 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $432,610,599 and
15,528,830 shares of beneficial interest outstanding)                                               $27.86
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $29.56
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $194,168,512 and 7,453,908 shares of
beneficial interest outstanding)                                                                    $26.05
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $97,198,094 and 3,737,495 shares of
beneficial interest outstanding)                                                                    $26.01
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $21,369,212 and 773,837 shares of
beneficial interest outstanding)                                                                    $27.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     16 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $7,058)                      $ 2,556,890
----------------------------------------------------------------------------------------
Interest                                                                        102,072
                                                                            ------------
Total investment income                                                       2,658,962

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               2,714,243
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         487,435
Class B                                                                         949,822
Class C                                                                         434,240
Class N                                                                          40,819
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         551,006
Class B                                                                         316,577
Class C                                                                         142,769
Class N                                                                          32,300
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          41,696
Class B                                                                          29,902
Class C                                                                          10,162
Class N                                                                           1,104
----------------------------------------------------------------------------------------
Trustees' compensation                                                           16,600
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       7,083
----------------------------------------------------------------------------------------
Other                                                                            64,134
                                                                            ------------
Total expenses                                                                5,839,892
Less reduction to custodian expenses                                             (1,409)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class N                                                                          (4,009)
                                                                            ------------
Net expenses                                                                  5,834,474

----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                          (3,175,512)

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                  73,946,531
Foreign currency transactions                                                   (43,653)
                                                                            ------------
Net realized gain                                                            73,902,878
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                           (743,494)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $69,983,872
                                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     17 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS              YEAR
                                                                      ENDED             ENDED
                                                             APRIL 30, 2004       OCTOBER 31,
                                                                (UNAUDITED)              2003
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment loss                                          $  (3,175,512)     $  (1,946,080)
----------------------------------------------------------------------------------------------
Net realized gain                                               73,902,878         56,185,756
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              (743,494)        90,036,665
                                                             ---------------------------------
Net increase in net assets resulting from operations            69,983,872        144,276,341

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                        (16,993,252)                --
Class B                                                         (9,007,173)                --
Class C                                                         (3,907,185)                --
Class N                                                           (672,840)                --

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                         79,142,633         27,564,749
Class B                                                         11,352,562         (1,650,967)
Class C                                                         20,903,427          7,875,626
Class N                                                          9,438,357          4,208,196

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase                                                 160,240,401        182,273,945
----------------------------------------------------------------------------------------------
Beginning of period                                            585,106,016        402,832,071
                                                             ---------------------------------
End of period (including accumulated net investment loss
of $3,207,649 and $32,137, respectively)                     $ 745,346,417      $ 585,106,016
                                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED                                                                  YEAR
                                               APRIL 30,                                                                 ENDED
                                                    2004                                                              OCT. 31,
CLASS A                                      (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  26.11      $  19.18      $  19.53      $  21.26      $  16.82      $  17.29
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.12)         (.04)         (.19)         (.23)         (.16)         (.10)
Net realized and unrealized gain (loss)             3.15          6.97          (.09)         (.47)         4.60           .18
                                                --------------------------------------------------------------------------------
Total from investment operations                    3.03          6.93          (.28)         (.70)         4.44           .08
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain               (1.28)           --          (.07)        (1.03)           -- 1        (.54)
Distributions in excess of net realized gain          --            --            --            --            --          (.01)
                                                --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.28)           --          (.07)        (1.03)           --          (.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  27.86      $  26.11      $  19.18      $  19.53      $  21.26      $  16.82
                                                ================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 11.98%        36.13%        (1.45)%       (3.02)%       26.40%         0.38%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $432,611      $330,215      $222,029      $172,395      $157,759      $151,059
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $397,458      $245,319      $231,657      $163,007      $147,952      $170,205
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.59)%       (0.12)%       (0.69)%       (1.06)%       (0.95)%       (0.60)%
Total expenses                                      1.36%         1.59%         1.68%         1.86%         1.90%         1.96%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                   N/A 4        1.56%         1.66%          N/A 4,5       N/A 4         N/A 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          163%          151%          162%          166%           87%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     19 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED                                                                  YEAR
                                               APRIL 30,                                                                 ENDED
                                                    2004                                                              OCT. 31,
CLASS B                                      (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  24.59      $  18.20      $  18.65      $  20.47      $  16.28      $  16.84
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.16)         (.17)         (.18)         (.23)         (.33)         (.22)
Net realized and unrealized gain (loss)             2.90          6.56          (.20)         (.56)         4.52           .21
                                                --------------------------------------------------------------------------------
Total from investment operations                    2.74          6.39          (.38)         (.79)         4.19          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain               (1.28)           --          (.07)        (1.03)           -- 1        (.54)
Distributions in excess of net realized gain          --            --            --            --            --          (.01)
                                                --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.28)           --          (.07)        (1.03)           --          (.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  26.05      $  24.59      $  18.20      $  18.65      $  20.47      $  16.28
                                                ================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 11.52%        35.11%        (2.06)%       (3.60)%       25.74%        (0.16)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $194,169      $171,896      $129,885      $ 95,418      $ 83,859      $ 82,949
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $191,060      $137,734      $134,304      $ 88,235      $ 79,526      $ 94,863
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (1.40)%       (0.85)%       (1.34)%       (1.65)%       (1.48)%       (1.10)%
Total expenses                                      2.17%         2.42%         2.34%         2.45%         2.44%         2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                   N/A 4        2.29%         2.32%          N/A 4,5       N/A 4         N/A 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          163%          151%          162%          166%           87%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all business day dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     20 | OPPENHEIMER SMALL CAP VALUE FUND

                                              SIX MONTHS
                                                   ENDED                                                                  YEAR
                                               APRIL 30,                                                                 ENDED
                                                    2004                                                              OCT. 31,
CLASS C                                      (UNAUDITED)          2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  24.55      $  18.17      $  18.62      $  20.44      $  16.25      $  16.81
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.10)         (.13)         (.10)         (.19)         (.33)         (.25)
Net realized and unrealized gain (loss)             2.84          6.51          (.28)         (.60)         4.52           .24
                                                --------------------------------------------------------------------------------
Total from investment operations                    2.74          6.38          (.38)         (.79)         4.19          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain               (1.28)           --          (.07)        (1.03)           -- 1        (.54)
Distributions in excess of net realized gain          --            --            --            --            --          (.01)
                                                --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.28)           --          (.07)        (1.03)           --          (.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  26.01      $  24.55      $  18.17      $  18.62      $  20.44      $  16.25
                                                ================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 11.54%        35.11%        (2.06)%       (3.61)%       25.79%        (0.16)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 97,198      $ 71,779      $ 46,360      $ 26,604      $ 22,173      $ 20,959
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 87,448      $ 53,649      $ 45,455      $ 24,134      $ 20,521      $ 24,964
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (1.39)%       (0.85)%       (1.33)%       (1.64)%       (1.49)%       (1.10)%
Total expenses                                      2.16%         2.40%         2.33%         2.45%         2.44%         2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                   N/A 4        2.30%         2.31%          N/A 4,5       N/A 4         N/A 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          163%          151%          162%          166%           87%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends business day and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     21 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS                                   YEAR
                                                                 ENDED                                  ENDED
                                                        APRIL 30, 2004                               OCT. 31,
CLASS N                                                    (UNAUDITED)         2003         2002       2001 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 25.98      $ 19.13      $ 19.51      $ 19.58
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                               (.14)        (.11)        (.27)        (.04)
Net realized and unrealized gain (loss)                           3.05         6.96         (.04)        (.03)
                                                               --------------------------------------------------
Total from investment operations                                  2.91         6.85         (.31)        (.07)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                             (1.28)          --         (.07)          --
Distributions in excess of net realized gain                        --           --           --           --
                                                               --------------------------------------------------
Total dividends and/or distributions to shareholders             (1.28)          --         (.07)          --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 27.61      $ 25.98      $ 19.13      $ 19.51
                                                               ==================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               11.56%       35.81%       (1.61)%      (0.36)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $21,369      $11,216      $ 4,558      $   409
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $16,466      $ 6,722      $ 2,882      $   106
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                              (0.92)%      (0.36)%      (0.78)%      (1.14)%
Total expenses                                                    1.71%        2.01%        1.82%        2.01%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                               1.66%        1.80%        1.80%         N/A 4,5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             83%         163%         151%         162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     22 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      23 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                      24 | OPPENHEIMER SMALL CAP VALUE FUND
and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2004, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, payments of $745 were made to retired trustees, resulting in an accumulated liability of $31,393 as of April 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees, that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees, under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      25 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED APRIL 30, 2004      YEAR ENDED OCTOBER 31, 2003
                                    SHARES            AMOUNT         SHARES            AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                             4,246,135     $ 118,288,510      5,916,521     $ 125,928,724
Dividends and/or
distributions reinvested           633,250        16,344,205             --                --
Redeemed                        (1,999,744)      (55,490,082)    (4,844,173)      (98,363,975)
                                --------------------------------------------------------------
Net increase                     2,879,641     $  79,142,633      1,072,348     $  27,564,749
                                ==============================================================

----------------------------------------------------------------------------------------------
CLASS B
Sold                             1,343,800     $  35,041,517      2,100,067     $  42,422,540
Dividends and/or
distributions reinvested           344,849         8,348,805             --                --
Redeemed                        (1,225,759)      (32,037,760)    (2,247,539)      (44,073,507)
                                --------------------------------------------------------------
Net increase (decrease)            462,890     $  11,352,562       (147,472)    $  (1,650,967)
                                ==============================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                             1,027,302     $  26,765,921      1,493,876     $  29,360,313
Dividends and/or
distributions reinvested           146,912         3,551,885             --                --
Redeemed                          (360,738)       (9,414,379)    (1,121,795)      (21,484,687)
                                --------------------------------------------------------------
Net increase                       813,476     $  20,903,427        372,081     $   7,875,626
                                ==============================================================

----------------------------------------------------------------------------------------------
CLASS N
Sold                               390,235     $  10,818,310        288,753     $   6,214,235
Dividends and/or
distributions reinvested            24,692           633,844             --                --
Redeemed                           (72,817)       (2,013,797)       (95,267)       (2,006,039)
                                --------------------------------------------------------------
Net increase                       342,110     $   9,438,357        193,486     $   4,208,196
                                ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $636,681,349 and $559,099,441, respectively.


                     26 | OPPENHEIMER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million. Prior to January 1, 2004 the annual advisory fee was: 0.85% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $1,018,834 to OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. The Board of Trustees has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold


                      27 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $2,457,340, $1,164,133 and $246,689, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A           CLASS B           CLASS C           CLASS N
                         CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS           RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED                DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
April 30, 2004          $304,959            $1,414          $154,421            $8,032            $1,860

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend


                      28 | OPPENHEIMER SMALL CAP VALUE FUND
money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                      29 | OPPENHEIMER SMALL CAP VALUE FUND


Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)